Merger	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Merger
3. Merger
On March 15, 2021, the Company completed its acquisition of EVTDS, a supplier of zero-emission trucks, cargo vans, chassis and other commercial vehicles. The transaction was completed in accordance with the Merger Agreement, by and among the Company, EVTDS and Merger Sub. As a result of such transaction, Merger Sub was merged with and into EVTDS, with EVTDS surviving as a wholly owned subsidiary of the Company (the “Merger”). In accordance with the terms of the Merger Agreement, at the effective time of the Merger, each outstanding share of the common stock of EVTDS was automatically converted into the right to receive one share of the common stock of the Company. As a result of the Merger, the Company issued an aggregate of 142,558,001 shares of its common stock to the former EVTDS stockholders, which shares represented

approximately 56% of the total issued and outstanding shares of common stock of the Company as of immediately following the effective time of the Merger. This exchange of shares and the resulting controlling ownership of EVTDS constitutes a reverse acquisition resulting in a recapitalization of EVTDS and purchase accounting being applied to ADOMANI, Inc. under ASC 805 due to EVTDS being the accounting acquirer and ADOMANI, Inc. being deemed an acquired business. This requires financial reporting from the Merger close date forward to reflect only the historic consolidated results of EVTDS and to include the consolidated results for Envirotech Vehicles,
Inc. (formerly ADOMANI, Inc.)
and subsidiaries from March 16, 2021 forward.

The primary reasons EVTDS consummated the merger with ADOMANI, Inc. were the opportunity to immediately become a public company without the process of doing its own initial public offering, affording it the opportunity to more quickly raise capital (see Note 7) and provide liquidity options to its stockholders, at the same time acquiring the infrastructure required of a public company run by people experienced in investor relations and the public company regulatory compliance issues and filings required. In addition, since ADOMANI, Inc. had been the sole customer of EVTDS, the two management teams had experience working with each other and anticipated a smooth transition in addition to obtaining synergies, chief of which was a layer of profit required when 2 separate entities were involved in making and selling a vehicle that was immediately eliminated upon the Merger close, enabling the purchase price of vehicles to
customers to be reduced. The combined entity also was able to exert more pressure on suppliers to reduce vehicle costs, which also supported the price reductions to customers.
At December
 31
, 2020
, EVTDS had subscription restricted cash of $1,793,910

on its balance sheet as a result of offering a restricted subscription agreement to the stockholders of Envirotech Electric Vehicles, Inc., a Canadian entity (“EVT Canada”), to have the right to purchase two shares of EVTDS for every one common share of EVT Canada they owned. The purpose of this subscription agreement was to raise the necessary capital to close the Merger and to provide working capital for EVTDS so that it could pay off certain liabilities and pay for ongoing expenses through the closing of the Merger. A corresponding liability account was also recorded as of
December 31, 2020. The total amount raised just prior to the Merger closing was
$6,415,110. At the closing of the Merger, EVTDS satisfied its obligation to deliver $5 million in cash to ADOMANI, Inc. and repaid the majority of the items discussed above.
This number has decreased to zero in both categories as of December 31, 2021.
EVTDS entered into an exclusive
50-year
distribution agreement as of October 4, 2017 to become the sole USA distributor of EVT Canada. This agreement grants EVTDS the exclusive right in the United States to promote sales, including the right to use trademarks, trade names, service marks and logos and to obtain orders based on sales targets for orders. The agreement also provides that EVT Canada. may not independently appoint additional distributors. The Company obtained this agreement in the Merger.
The following table presents the estimated allocation of the purchase price of the assets acquired and liabilities assumed for the acquisition by EVTDS of ADOMANI, Inc. via the reverse acquisition:

Purchase Price Allocation of ADOMANI, Inc.
Accounts receivable and other current assets	$1,680,926
Property and equipment	86,873
Right of use asset	369,987
Other assets	59,510
Goodwill	51,775,667
Accounts payable and accrued expenses	(820,389)
Lease liability	(369,987)
Notes payable	(417,540)

Purchase price, net of $3,373,332 cash acquired	$52,365,047

This allocation is based on management’s estimated fair value of the ADOMANI Inc. assets and liabilities at March 15, 2021. ADOMANI, Inc. assets were derived from a total value of
 $
53,509,622, based on 112,675,558 shares of common stock outstanding on March 15, 2021 and the closing price that day of $0.4749 per share.

The
fair value of certain of the stock options assumed by EVTDS in the Merger of $2,228,757
(see Note 9) was added to reach an adjusted value of
$55,738,379. From that amount, total assets acquired of $5,570,628 (including a reduction in the carrying value of finished goods inventory of $26,400 to reflect fair value) was deducted, and total acquired liabilities of $1,607,916 were added, in order to arrive at the
 $51,775,667 of
g
oodwill recorded
, none of which will be deductible for future income tax purposes.
The Company incurred approximately $415,472 in transaction costs related to the Merger
, which were
expensed.
Since the closing of the Merger on March 15, 2021, primarily due to the fact that EVTDS brought no employees or sales people to the merged entity, and that sales and operating activities have been conducted on a company-wide basis, not on the basis of either EVTDS alone or the ADOMANI entities alone, other than nominal expense items related to EVTDS leases assumed in the Merger (see Notes 11 and 13), all accounting subsequent to the closing of the Merger has been and will continue to be done on a consolidated basis. The Company therefore is not able to segregate the operating results of operations between the formerly separate entities in the current periods.
Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information presents the combined results of operations for the Company and gives effect to the Merger discussed above as if it had occurred on January 1, 2020 and on January 1, 2021. The pro forma financial information is presented for illustrative purposes only and is not necessarily indicative of the results of operations for the years ended December 31, 2020 and 2021, respectively, that would have been realized if the Merger had occurred on January 1, 2020 or January 1, 2021, nor does it purport to project the results of the merged entity in future periods. The pro forma financial information does not give effect to any anticipated integration costs related to the merged entities.

	For the years ended December 31
Pro forma combined results of operations	2021	2020
Sales	$1,740,255	$627,166
Net loss	$(10,296,024)	$(4,666,079)
The adjustments for the year ended December 31, 2020 resulted in a reduction in sales of
$79,735 and a $15 decrease in net loss. The adjustments for the
y
ear
ended
December 31
, 2021
resulted in a reduction of sales of $319,000 and a $91,800 increase in net loss. Both sales adjustments resulted from sale of vehicles by EVTDS to ADOMANI, Inc. However, the actual loss for ADOMANI, Inc. for the period January 1
, 2021
through March 15
, 2021
that is included in this pro forma information included an adjustment to fully amortize the unamortized stock-based compensation expense related to outstanding stock options that fully vested at the closing of the Merger. This adjustment increased pro forma expenses, and therefore the pro forma net loss for the year ended December 31, 2021 by approximately
 $1,826,623 more than would otherwise have been recorded absent the consummation of the
Merger.